Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash deposits associated with certain letters of credit	[1]	$ 41	$ 39
Pre-funded original issue discount on Tranche C Term Loan	[2]	20	0
Interest earned on funds in escrow		1	0
Restricted cash		62	39
Restricted cash related to the issuance of the Tranche C Term Loan	[2]	2,000	$ 0
Deposits returned to Dynegy		$ 35

[1]	Upon the Emergence Date, approximately $35 million of these deposits were returned to Dynegy.
[2]	Upon the close of the Delta Transaction, as defined herein, the proceeds from the issuance of the Tranche C Term Loan were released from escrow. Please read Note 14—Debt for further information.